CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 120,376	$ 2,972	$ 115,994	$ 0
Cost of goods sold	588,323	1,713	455,587	0
Gross profit (loss)	(467,947)	1,259	(339,593)	0
General and administrative	2,563,829	952,908	6,058,996	2,533,569
Total operating expenses	2,563,829	952,908	6,058,996	2,533,569
Net Operating Loss	(3,031,776)	(951,649)	(6,398,589)	(2,533,569)
Other income (expense):
Interest expense	(828,325)	(964,988)	(968,471)	(1,515,902)
Loss on legal settlement			(70,000)	0
Gain (loss) on waiver fee shares	198,273	0
Gain (loss) on settlement of accrued salary	15,032	0	0	6,988
Gain (loss) on settlement of accounts payable	(78,235)	6,045	6,045	399,761
Gain (loss) on settlement of notes payable	0	1,836	1,836	35,236
Gain on settlement of warrants			0	235,053
Grant Income	198,273		0	3,000
Gain (loss) on revaluation of derivative liabilities	79,837	(493,455)	(493,455)	508,839
Total other expense	(613,418)	(1,450,562)	(1,524,045)	(327,025)
Loss before provision for income taxes	(3,645,194)	(2,402,211)	(7,922,634)	(2,860,594)
Provision for income taxes	0	0	0	0
Net loss	(3,645,194)	(2,402,211)	(7,922,634)	(2,860,594)
Preferred stock dividends	(79,692)	(20,499)	(185,202)	(75,535)
Preferred stock deemed dividends	0	(332,242)	(3,118,530)	0
Net loss available to common shareholders	$ (3,724,886)	$ (2,754,952)	$ (11,226,366)	$ (2,936,129)
Net loss per share - basic and diluted (in Dollars per share)	$ (0.02)	$ (0.01)	$ (0.06)	$ (0.03)
Weighted average shares outstanding - basic and diluted (in Shares)	213,703,195	187,152,300	203,000,201	105,177,272
Service [Member]
Revenue	$ 92,461	$ 0
Cost of goods sold	577,556	0
Product [Member]
Revenue	27,915	2,972
Cost of goods sold	$ 10,767	$ 1,713